Other current liabilities (Details) ₨ in Millions, $ in Millions		Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Other current liabilities [Abstract]
Advance from customers	[1]	₨ 2,278		₨ 2,454
Other payables	[2]	651		346
Contract liabilities	[3]	4,039		2,823
Total other current liabilities		₨ 6,968	$ 74	₨ 5,623

[1]	Represents amounts billed and collected from customers for which revenue has not been recognized in accordance with Ind AS.
[2]	Represents unapplied receipts received from customer, statutory payables and unwinding portion of security deposit.
[3]	Refer note 9 for the movement in contract liability.